Segment Information - Summary of Reconciliation of Reportable Segments and Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of income reconciliation segment wise [line ltems]
Revenue	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
Cost of sales and services	(2,259.9)	(1,929.6)	[1]	(2,248.6)	[1]
Gross profit	358.2	198.1	[1]	297.9	[1]
Service and Support [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	437.2	399.8		398.3
All Other Segments [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	8.6	11.5		14.2
Discontinued operations [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	2,844.5	2,943.4		3,312.9
Discontinued operations [member] | Commercial Aviation [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	2,234.4	2,358.3		2,771.4
Discontinued operations [member] | Service and Support [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	609.5	581.0		523.9
Discontinued operations [member] | All Other Segments [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	0.6	4.1		17.6
Operating segments [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	5,462.6	5,071.1		5,859.4
Cost of sales and services	(4,667.1)	(4,303.1)		(4,764.1)
Gross profit	$ 795.5	$ 768.0		$ 1,095.3
Gross profit %	14.60%	15.10%		18.70%
Operating income (expense)	$ (872.5)	$ (732.7)		$ (753.4)
Operating profit before financial income (expense)	$ (77.0)	$ 35.3		$ 341.9
Operating margin %	(1.40%)	0.70%		5.80%
Operating segments [member] | Commercial Aviation [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	$ 2,234.4	$ 2,358.3		$ 2,771.4
Cost of sales and services	(1,971.2)	(1,976.7)		(2,178.1)
Gross profit	$ 263.2	$ 381.6		$ 593.3
Gross profit %	11.80%	16.20%		21.40%
Operating income (expense)	$ (332.3)	$ (229.1)		$ (230.5)
Operating profit before financial income (expense)	(69.1)	152.5		362.8
Operating segments [member] | Service and Support [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	1,046.7	980.8		922.2
Cost of sales and services	(755.5)	(689.0)		(640.3)
Gross profit	$ 291.2	$ 291.8		$ 281.9
Gross profit %	27.80%	29.80%		30.60%
Operating income (expense)	$ (176.5)	$ (168.7)		$ (177.0)
Operating profit before financial income (expense)	114.7	123.1		104.9
Operating segments [member] | All Other Segments [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	9.2	15.6		31.8
Cost of sales and services	(17.8)	(21.1)		(26.4)
Gross profit	$ (8.6)	$ (5.5)		$ 5.4
Gross profit %	(93.50%)	(35.30%)		17.00%
Operating income (expense)	$ (18.1)	$ (6.9)		$ (13.9)
Operating profit before financial income (expense)	(26.7)	(12.4)		(8.5)
Operating segments [member] | Discontinued operations [member] | Commercial Aviation [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	2,234.4	2,358.3		2,771.4
Cost of sales and services	(1,971.2)	(1,976.7)		(2,178.1)
Gross profit	263.2	381.6		593.3
Operating income (expense)	(332.3)	(229.1)		(230.5)
Operating profit before financial income (expense)	(69.1)	152.2		362.8
Operating segments [member] | Discontinued operations [member] | Service and Support [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	609.5	581.0		523.9
Cost of sales and services	(429.7)	(389.4)		(326.3)
Gross profit	179.8	191.6		197.6
Operating income (expense)	(101.1)	(99.7)		(101.3)
Operating profit before financial income (expense)	78.7	91.9		96.3
Operating segments [member] | Discontinued operations [member] | All Other Segments [member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	0.6	4.1		17.6
Cost of sales and services	(6.3)	(7.4)		(11.1)
Gross profit	(5.7)	(3.3)		6.5
Operating profit before financial income (expense)	(5.7)	(3.3)		6.5
Operating segments [member] | Discontinued operations [member] | Corporate Expenses [Member]
Disclosure of income reconciliation segment wise [line ltems]
Operating income (expense)	81.5	77.3		72.1
Operating profit before financial income (expense)		77.3		72.1
Operating segments [member] | Continuing Operation [Member]
Disclosure of income reconciliation segment wise [line ltems]
Revenue	2,618.1	2,127.7		2,546.5
Cost of sales and services	(2,259.9)	(1,929.6)		(2,248.6)
Gross profit	$ 358.2	$ 198.1		$ 297.9
Gross profit %	13.70%	9.30%		11.70%
Operating income (expense)	$ (520.6)	$ (481.2)		$ (493.7)
Operating profit before financial income (expense)	$ (162.4)	$ (283.1)		$ (195.8)
Operating margin %	(6.20%)	(13.30%)		(7.70%)

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).